CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable convertible preferred stock	Redeemable preferred stock	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect	Accumulated deficit	Cumulative effect	Total
Beginning balance at Dec. 31, 2017			$ 160	$ 12,339	$ 201		$ (28,792)		$ (16,092)
Beginning balance (in shares) at Dec. 31, 2017			15,960,468
Beginning balance at Dec. 31, 2017	$ 154,800
Beginning balance (in shares) at Dec. 31, 2017	111,452,020
Exercise of options			$ 20	798					818
Exercise of options (in shares)			2,090,397
Share-based compensation				6,919					6,919
Other comprehensive income (loss), net of tax					(920)				(920)
Net income (loss)							(7,189)		(7,189)
Ending balance at Dec. 31, 2018			$ 180	20,056	(719)	$ 285	(35,981)	$ 285	(16,464)
Ending balance (in shares) at Dec. 31, 2018			18,050,865
Ending balance at Dec. 31, 2018	$ 154,800
Ending balance (in shares) at Dec. 31, 2018	111,452,020
Exercise of options			$ 20	1,024					1,044
Exercise of options (in shares)			1,932,934
Share-based compensation				9,535					9,535
Other comprehensive income (loss), net of tax					862				862
Net income (loss)							(625)		(625)
Ending balance at Dec. 31, 2019			$ 200	30,615	143		(36,321)		$ (5,363)
Ending balance (in shares) at Dec. 31, 2019			19,983,799						19,983,799
Ending balance at Dec. 31, 2019	$ 154,800
Ending balance (in shares) at Dec. 31, 2019	111,452,020	3,500
Acquisition related issuance of common Stock			$ 28	15,515					$ 15,543
Acquisition related issuance of common Stock (in shares)			2,807,902
Exercise of options			$ 7	221					228
Exercise of options (in shares)			420,416
Share-based compensation				2,218					2,218
Other comprehensive income (loss), net of tax					(58)				(58)
Net income (loss)							(7,479)		(7,479)
Ending balance at Mar. 31, 2020	$ 154,800
Ending balance (in shares) at Mar. 31, 2020	111,452,020
Beginning balance at Dec. 31, 2019			$ 200	30,615	143		(36,321)		$ (5,363)
Beginning balance (in shares) at Dec. 31, 2019			19,983,799						19,983,799
Beginning balance at Dec. 31, 2019	$ 154,800
Beginning balance (in shares) at Dec. 31, 2019	111,452,020	3,500
Issuance of redeemable preferred stock and warrants				21,911					$ 21,911
Acquisition related issuance of common Stock			$ 28	15,515					15,543
Acquisition related issuance of common Stock (in shares)			2,807,902
Exercise of options			$ 31	818					$ 849
Exercise of options (in shares)			3,063,712						3,313,666
Share-based compensation				11,074					$ 11,074
Other comprehensive income (loss), net of tax					4,031				4,031
Net income (loss)							(23,746)		(23,746)
Ending balance at Dec. 31, 2020			$ 259	79,933	4,174		(60,067)		$ 24,299
Ending balance (in shares) at Dec. 31, 2020			25,855,413						25,855,413
Ending balance at Dec. 31, 2020	$ 154,800	$ 10,735
Ending balance (in shares) at Dec. 31, 2020	111,452,020	3,500
Exercise of options			$ 5	464					$ 469
Exercise of options (in shares)			579,684
Share-based compensation				$ 4,368					4,368
Other comprehensive income (loss), net of tax					$ (1,189)				(1,189)
Net income (loss)							$ (3,508)		$ (3,508)
Ending balance (in shares) at Mar. 31, 2021									26,435,097
Ending balance at Mar. 31, 2021	$ 154,800	$ 10,735
Ending balance (in shares) at Mar. 31, 2021	111,452,020	3,500